Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2026	¥ 280,761
Year ending December 31, 2027	96,768
Total lease payments	377,529
Less: Imputed interest	(51,097)
Present value of lease liabilities	¥ 326,432	¥ 834,001